Warrants - Preferred D Stock Warrants Activity (Detail) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants, Ending Balance		17,441,966
Preferred D Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance		0	0
Warrants Granted			7,200,000
Warrants Exercised			(7,200,000)
Warrants Expired			0
Warrants, Ending Balance			0
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance		$ 0	$ 0
Weighted Average Exercise Price,Granted			0.025
Weighted Average Exercise Price, Exercised			0.025
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 300.00		$ 0
Warrants Weighted Average Remainder Contractual Terms Granted			6 years 9 months 18 days
Weighted Average Remainder Contractual Term in Years, Exercised			6 years 8 months 12 days